Unaudited Condensed Consolidated Balance Sheets (Parentheticals)	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 ¥ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.0000001	¥ 0.0000001
Ordinary shares, shares authorized	500,000,000,000	500,000,000,000
Ordinary shares, shares issued	3,168,544	1,243,140
Ordinary shares, shares outstanding	3,168,544	1,243,140